General Money Market Funds

General Money Market Fund

General Government Securities Money Market Fund


General Municipal Money Market Fund

Investing in high quality, short-term securities for current income, safety of principal and liquidity

PROSPECTUS April 1, 2000


           As revised, August 1, 2000


CLASS B SHARES

GEORGE K. BAUM & COMPANY

SERVICE AGENT

THIS PROSPECTUS IS TO BE USED ONLY BY CLIENTS OF GEORGE K. BAUM & COMPANY.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.






The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

General Money Market Fund                                                 2

General Government Securities
Money Market Fund                                                         4



General Municipal
Money Market Fund                                                         6

Management                                                                8

Financial Highlights                                                      9

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                         11

Distributions and Taxes                                                  13


For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.



Introduction


Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider three investment choices in one document.


As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.



Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

* invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds 1



<PAGE 1>

General Money Market Fund
-----------------------

Ticker Symbol: GMBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including the following:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

*  repurchase agreements

*  asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

*    interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest



2

<PAGE 2>

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                              4.68    4.84    4.73    4.37
90      91      92      93      94     95     96      97      98      99



BEST QUARTER:                    Q4 '97                          +1.22%

WORST QUARTER:                   Q2 '99                          +1.02%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99

                                                                 Since
                                                               inception
         1 Year                                               (3/31/95)
--------------------------------------------------------------------------------

         4.37%                                                   4.74%


For the fund's current yield, call toll-free: 1-800-645-6561.




What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.20%

Shareholder services fee                                                0.25%

Other expenses                                                          0.08%
--------------------------------------------------------------------------------

TOTAL                                                                   1.03%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$105                                 $328                                 $569                                 $1,259

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1999, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.03% to 1.00%. This undertaking was voluntary.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                                                    General Money Market Fund  3








<PAGE 3>

General Government Securities
Money Market Fund
----------------------
Ticker Symbol: GSBXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements in respect of these securities.



MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.



4

<PAGE 4>

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)



                                              4.60    4.69    4.61    4.21
90      91     92      93     94      95      96      97      98      99


BEST QUARTER:                    Q4 '97                          +1.18%

WORST QUARTER:                   Q2 '99                          +0.98%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99

                                                                Since
                                                              inception
         1 Year                                               (3/31/95)
--------------------------------------------------------------------------------

         4.21%                                                  4.61%


For the fund's current yield, call toll-free:
1-800-645-6561.




What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.50%

Rule 12b-1 fee                                                          0.20%

Shareholder services fee                                                0.25%

Other expenses                                                          0.08%
--------------------------------------------------------------------------------

TOTAL                                                                   1.03%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$105                                 $328                                 $569                                 $1,259


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1999, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.03% to 1.00%. This undertaking was voluntary.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                              General Government Securities Money Market Fund  5








<PAGE 5>


General Municipal Money Market Fund
-----------------------
Ticker Symbol: GBMXX


GOAL/APPROACH

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal obligations that provide income exempt from federal personal income tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. Structured notes typically are purchased in privately negotiated transactions from financial institutions. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments. Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls



MAIN RISKS

The fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments.

Although the fund's objective is to generate income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.



6

<PAGE 6>

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in Class B. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)



                                               2.66    2.86    2.60   2.35
90      91      92     93      94      95      96      97      98     99


BEST QUARTER:                    Q2 '97                          +0.76%

WORST QUARTER:                   Q1 '99                          +0.52%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99

                                                                Since
                                                              inception
         1 Year                                               (3/31/95)
--------------------------------------------------------------------------------

         2.35%                                                  2.68%


For the fund's current yield, call toll-free: 1-800-645-6561.




What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%

Rule 12b-1 fee                                                           0.20%

Shareholder services fee                                                 0.25%

Other expenses                                                           0.10%
--------------------------------------------------------------------------------

TOTAL                                                                    1.05%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$107                                 $334                                 $579                                 $1,283

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations. For the fiscal year ended November 30, 1999, Dreyfus assumed certain fund expenses pursuant to an undertaking, reducing total expenses from 1.05% to 0.98%. This undertaking was voluntary.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Class B shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: a fee of 0.05% paid by the fund for sub-accounting services provided by third parties and fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.


                                          General Municipal Money Market Fund  7








<PAGE 7>

MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.50% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.



The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Each fund, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


8

<PAGE 8>

FINANCIAL HIGHLIGHTS


The following tables describe the performance of the Class B shares of each fund for the periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.



                                                                                       TEN MONTHS ENDED
                                                              YEAR ENDED NOVEMBER 30,    NOVEMBER 30,      YEAR ENDED JANUARY 31,
 GENERAL MONEY MARKET FUND                                     1999            1998         1997(1)         1997          1996(2)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                            1.00           1.00           1.00           1.00           1.00

 Investment operations:  Investment income -- net                .042           .047           .039           .046           .043

 Distributions:          Dividends from investment
                         income -- net                         (.042)         (.047)         (.039)         (.046)         (.043)

 Net asset value, end of period                                  1.00           1.00           1.00           1.00           1.00

 Total return (%)                                                4.32           4.78         4.83(3)         4.65         5.18(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                     1.00           1.00        1.00(3)           1.00        1.00(3)

 Ratio of net investment income to average net assets (%)        4.24           4.66        4.78(3)           4.56        5.00(3)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                    .03            .06         .05(3)            .07         .07(3)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                      3,056,844      2,427,332      1,231,132        369,205         50,446

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.
(2)  FROM MARCH 31, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1996.
(3)  ANNUALIZED.

                                                                                        TEN MONTHS ENDED
                                                               YEAR ENDED NOVEMBER 30,    NOVEMBER 30,      YEAR ENDED JANUARY 31,
 GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND               1999            1998         1997(1)         1997          1996(2)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                            1.00           1.00           1.00           1.00           1.00

 Investment operations:  Investment income -- net                .041           .046           .038           .045           .042

 Distributions:          Dividends from investment
                         income -- net                         (.041)         (.046)         (.038)         (.045)         (.042)

 Net asset value, end of period                                  1.00           1.00           1.00           1.00           1.00

 Total return (%)                                                4.17           4.66        4.69(3)          4.58         5.04(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                     1.00            .97        1.00(3)           1.00        1.00(3)

 Ratio of net investment income to average net assets (%)        4.09           4.55        4.60(3)           4.48        5.01(3)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                   .03             .05         .05(3)            .08         .10(3)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                        659,185        645,984        364,845         90,175             58

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.

(2)  FROM MARCH 31, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1996.

(3)  ANNUALIZED.

                                                          Financial Highlights 9



<PAGE 9>

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           YEAR ENDED NOVEMBER 30,
 GENERAL MUNICIPAL MONEY MARKET FUND                                           1999       1998       1997      1996      1995(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .023       .026      .028       .027       .020

 Distributions:          Dividends from investment income -- net               (.023)     (.026)    (.028)     (.027)     (.020)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                2.31       2.64      2.86       2.70     3.01(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .98        .96       .95        .85     1.10(2)

 Ratio of net investment income to average net assets (%)                        2.29       2.59      2.87       2.65     2.83(2)

 Decrease reflected in above expense ratios
 due to actions by Dreyfus (%)                                                    .07        .09       .16        .29      .09(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        376,104    377,636   263,008     17,491      3,024

(1)  FROM MARCH 31, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1995.
(2)  ANNUALIZED.


10

<PAGE 10>


Your Investment

ACCOUNT POLICIES

Buying shares

GENERAL FUNDS are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees which are different than those described here. To purchase fund shares, contact your financial representative.


APPLICABLE TO GENERAL MONEY MARKET FUND AND GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND:


YOUR PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 5:00 p.m. and 8:00 p.m., every day the New York Stock Exchange or the fund's transfer agent is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.

IF YOUR PAYMENTS ARE RECEIVED in or converted into Federal Funds by 12:00 noon, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 12:00 noon, you will begin to accrue dividends on the following business day. Qualified institutions may telephone orders to buy shares. If such an order is made by 5:00 p.m. and Federal Funds are received by 6:00 p.m., the shares will be purchased at the NAV determined at 5:00 p.m. and will receive the dividend declared that day. If such an order is made after 5:00 p.m. but by 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.

APPLICABLE TO GENERAL MUNICIPAL MONEY MARKET FUND ONLY:

YOUR PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated three times a day, at 12:00 noon, 2:00 p.m. and 8:00 p.m., every day the New York Stock Exchange or the fund's transfer agent is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued based on amortized cost.

IF YOUR PAYMENTS ARE RECEIVED in or converted into Federal Funds by 4:00 p.m., you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 4:00 p.m., you will begin to accrue dividends on the following business day. Qualified institutions may telephone orders to buy shares. If such an order is made by 2:00 p.m., and Federal Funds are received by 4:00 p.m., the shares will be purchased at the NAV determined after the telephone order is accepted and will receive the dividend declared that day. If such an order is made after 2:00 p.m., but by 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.

BECAUSE THE MUNICIPAL MONEY MARKET FUND seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

                                                              Your Investment 11



<PAGE 11>

ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.


BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.


General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify that the order is from a representative of your financial institution.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).



Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding.

AMORTIZED COST: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed to permit a fund to maintain a stable NAV.

12

<PAGE 12>


DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Your dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless your investment is in an IRA or other tax-deferred account).

THE MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.



Concepts to understand

DIVIDENDS AND DISTRIBUTIONS: income or interest paid by a fund's portfolio investments and passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.

SECURITIES GAINS: distributions derived from the profits the fund earns when it sells securities for a higher price than it paid for them.



Retirement plans

A variety of retirement plans are offered for the taxable money market funds, including traditional, Roth and Education IRAs.

In addition, SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts are also available. Please call your financial representative for information.


                                                             Your Investment  13



<PAGE 13>

For More Information



General Money Market Fund
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SEC file number:  811-3207

General Government Securities Money Market Fund
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SEC file number:  811-3456


General Municipal Money Market Fund
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SEC file number:  811-3481



More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance and lists portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).



To obtain information:

BY TELEPHONE
Call your George K. Baum & Company Investment Executive or 1-800-821-7195

BY MAIL  Write to:
George K. Baum & Company
120 West 12th Street, Suite 800
Kansas City, MO 64105

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2000 Dreyfus Service Corporation
GEN-P0800B-GKB